Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Derivative financial assets	$ (12,431)	$ (52)
Borrowings	1,275,052	915,425
Less: current debt	47,968	0
Non-current debt	1,227,084	915,425
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings, net of option derivative asset	498,846	498,578
Borrowings	484,143	491,003	$ 492,691
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Derivative financial assets	(14,703)	(7,575)
Term Facility Commercial Loans
Disclosure of financial liabilities [line items]
Borrowings	544,426	293,550
Borrowing unamortized transaction fees	20,043	21,751
Term Facility RRF loans
Disclosure of financial liabilities [line items]
Borrowings	211,568	119,935
Borrowing unamortized transaction fees	4,889	5,445
Revolving VAT facility
Disclosure of financial liabilities [line items]
Borrowings	34,915	10,937
Borrowing unamortized transaction fees	335	559
Unamortized transaction costs | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	3,671	4,525
Initial redemption option | Senior Notes due 2029
Disclosure of financial liabilities [line items]
Borrowings	$ 2,518	$ 3,103